Form N-1A Cover	May 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	EUPAC FUND
Entity Central Index Key	0000719603
Entity Investment Company Type	N-1A
Document Period End Date	May 30, 2025
Prospectus Date	Jun. 01, 2025